TrimTabs ETF Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

December 2, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:    TrimTabs ETF Trust (the “Trust”)
    File Nos. 333-198603 and 811-22995
    FCF International Quality ETF (S000056835)
    FCF US Quality ETF (S000054995)
Donoghue Forlines Risk Managed Innovation ETF (S000069939)
Donoghue Forlines Tactical High Yield ETF (S000069940)
Donoghue Forlines Yield Enhanced Real Asset ETF (S000074479)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment for the Trust dated November 28, 2022, and filed electronically as Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A on November 28, 2022 (Accession No. 0000894189-22-008607).

If you have any questions or require further information, please contact me at (626) 914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott Resnick
Scott Resnick
U.S. Bank Global Fund Services
as Administrator to TrimTabs ETF Trust

Enclosures